CASH AND CASH EQUIVALENTS	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
CASH AND CASH EQUIVALENTS	NOTE 3 – CASH AND CASH EQUIVALENTS The following is a summary of cash and cash equivalents:

As of December 31,
2022
Cash and cash equivalents	7,181
Total	7,181